UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F Cover Page
Report for the Calendar year or Quarter ended: December 31, 2002
Check here if Amendment[  ]; Amendment Number:

This Amendment (Check only one: [  ] is a restatement
                                [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:               Pillar Capital Advisors, LLC
Address:            584 South State Street
                    Orem, UT 84058

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on behalf of Reporting Manager:

Name:             Zubin J. Bomanshaw
Title:                Operations
Phone:            801-224-8600

Signature, Place, and Date of Signing

Zubin J. Bomanshaw,     Orem, UT     January 09, 2002

Report Type (Check only one):

[X] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager: None

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 25

Form 13F Information Table Value Total: $42,497,000

                                         Form 13 F Information Table
Name of Issuer                 Class  Cusip   (X$1000) PRN AMT  PRN DSCRETN AUTHORITY
-------------------------------------------------------------------------------------
ALBANY MOLECULAR RESH INC	COM    012423109   1334    90195   SH  SOLE SOLE
BARRA INC                       COM    068313105    362    11923   SH  SOLE SOLE
CLEARONE COMM			COM    185060100    105    23615   SH  SOLE SOLE
DOLLAR TREE STORES INC          COM    256747106   1462    59510   SH  SOLE SOLE
GRACO INC                       COM    384109104    306    10675   SH  SOLE SOLE
HENRY JACK & ASSOC INC          COM    426281101    748    62120   SH  SOLE SOLE
JDS UNIPHASE CORP               COM    46612J101     51    20585   SH  SOLE SOLE
KRONOS INC                      COM    501052104   3946   106672   SH  SOLE SOLE
LEVEL 3 COMMUNICATIONS INC      COM    52729N100     91    18650   SH  SOLE SOLE
LINEAR TECHNOLOGY CORP          COM    535678106   2151    83650   SH  SOLE SOLE
MACROVISION CORP                COM    555904101    715    44555   SH  SOLE SOLE
MARRIOTT INTL INC NEW           CL  A  571903202    209     6355   SH  SOLE SOLE
MICREL INC                      COM    594793101    217    24202   SH  SOLE SOLE
MITY ENTERPRISES INC            COM    606850105   4701   368420   SH  SOLE SOLE
MOBILE MINI INC                 COM    60740F105    394    25118   SH  SOLE SOLE
NATURES SUNSHINE PRODUCTS IN    COM    639027101    142    14673   SH  SOLE SOLE
NAUTILUS GROUP INC              COM    63910B102    167    12525   SH  SOLE SOLE
ORTHODONTIC CTRS AMER INC	COM    68750P103   1885   172759   SH  SOLE SOLE
1-800 CONTACTS INC		COM    681977104   5422   196665   SH  SOLE SOLE
PEREGRINE SYSTEMS INC           COM    71366Q101      6    70910   SH  SOLE SOLE
PFIZER INC                      COM    717081103    946    30930   SH  SOLE SOLE
PRE PAID LEGAL SVCS INC         COM    740065107   7156   273130   SH  SOLE SOLE
ROGERS CORP                     COM    775133101   4964   223085   SH  SOLE SOLE
SKYWEST INC                     COM    830879102   5012   383445   SH  SOLE SOLE
TENFOLD CORP                    COM    88033A103      6    41365   SH  SOLE SOLE